Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total for PEO(1) (b)	Compensation Actually Paid to PEO(2) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(3) (d)	Average Compensation Actually Paid to Non-PEO NEOs(4) (e)	Value of Initial Fixed $100 Investment Based on:		GAAP Net Income(7) ($ Millions) (h)	Company Selected Measure: Adjusted EBITDA(8) ($ Millions) (i)
					Company Total Shareholder Return(5) (f)	Peer Group Total Shareholder Return(6) (g)
2023	$7,634,186	$11,439,878	$1,941,477	$2,570,224	$59	$108	$(202.0)	$180.4
2022	$4,707,758	$1,890,963	$1,349,459	$924,716	$27	$102	$(215.4)	$43.4
2021	$5,087,944	$1,178,083	$1,208,695	$567,824	$68	$151	$(322.8)	$(8.0)
2020	$4,909,345	$4,700,156	$1,374,266	$1,346,729	$105	$123	$(267.6)	$35.7

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The amounts shown in column (b) represent total compensation amount for the principal executive officer (“PEO”), Mr. Edwards, for each respective year as reflected in column (j) of the Summary Compensation Table ("SCT Compensation").The amounts shown in column (d) represent, for each respective year, the average of the total compensation amounts for all NEOs other than the PEO, as reflected in column (j) of the applicable Summary Compensation Table. See details in the table for footnote 2.
The non-PEO NEOs for each respective year, are as follows:

Non-PEO NEOs
2023	2022	2021	2020
Mr. Jonathan P. Banas	Mr. Jonathan P. Banas	Mr. Jonathan P. Banas	Mr. Jonathan P. Banas
Mr. Patrick R. Clark	Mr. Patrick R. Clark	Mr. D. William Pumphrey, Jr.	Mr. D. William Pumphrey, Jr.
Mr. Christopher E. Couch	Mr. Christopher E. Couch	Mr. Christopher E. Couch	Mr. Jeffrey A. DeBest
Mr. Larry E. Ott	Ms. Joanna M. Totsky	Ms. Joanna M. Totsky	Mr. Larry E. Ott
Mr. Juan Fernando de Miguel Posada

Peer Group Issuers, Footnote	The amounts shown in column (g) represent the Total Shareholder Return or cumulative growth of a hypothetical $100 investment in the Standard & Poor's Supercomposite Auto Parts & Equipment Index, which we also use for purposes of the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023, reflected as of the end of each respective year and inclusive of the reinvestment of all dividends, where applicable.
PEO Total Compensation Amount	$ 7,634,186	$ 4,707,758	$ 5,087,944	$ 4,909,345
PEO Actually Paid Compensation Amount	$ 11,439,878	1,890,963	1,178,083	4,700,156
Adjustment To PEO Compensation, Footnote	The amounts shown in column (c) represent, for each respective year, the PEO's SCT Compensation, reduced by the grant date fair value of equity-based compensation for the PEO as reported in columns (e) and (f) of the applicable Summary Compensation Table; and increased (or decreased, as applicable) by the change in value of equity awards for the PEO during the year (as of year-end, or upon vesting or forfeiture, if earlier). Mr. Jeffrey Edwards served as the PEO for years 2020 through 2023.
Mr. Edwards does not have a defined benefit pension; thus, the amounts in column (c) are not reflective of any adjustment associated with pension benefits or costs.

		PEO				Other Non-PEO NEOs (average)
		2023	2022	2021	2020	2023	2022	2021	2020
Summary Compensation Table (SCT) Total Compensation	(a)	$7,634,186	$4,707,758	$5,087,944	$4,909,345	$1,941,477	$1,349,459	$1,208,695	$1,374,266
SCT Change in Pension Value	(b)	—	—	—	—	—	—	—	—
CAP Pension Service Cost	(c)	—	—	—	—	—	—	—	—
SCT Stock and Option Awards Value	(d)	$4,751,899	$2,689,813	$3,878,199	$2,904,733	$792,526	$426,497	$599,125	$433,794
Fair Value as of Year-End of Equity Awards Granted during the Year	(e)	$6,062,451	$1,215,173	$963,615	$2,653,264	$1,050,723	$192,676	$120,928	$396,231
Fair value as of Vest Date of Equity Awards Granted during the Year	(f)	—	—	—	—	—	—	$12,889	—
Increase (Decrease) from Prior Year-End in Fair Value of Awards That Vested During the Year	(g)	$754,892	$(253,996)	$104,808	$(81,819)	$104,110	$(42,014)	$(17,898)	$(13,776)
Year-over-Year Increase (Decrease) in Fair Value of Unvested Awards Granted in Prior Years	(h)	$1,740,247	$(1,088,159)	$(1,100,085)	$124,099	$266,440	$(148,908)	$(106,829)	$23,802
Fair Value at the End of the Prior Year of Awards that Failed to Meet Vesting Conditions in the Year	(i)	—	—	—	—	—	—	$50,836	—
Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value of Total	(j)	—	—	—	—	—	—	—	—
Compensation Actually Paid (CAP) (k) = (a) - (b) + (c) –(d) + (e) + (f) + (g) + (h) - (i) + (j)	(k)	$11,439,878	$1,890,963	$1,178,083	$4,700,156	$2,570,224	$924,716	$567,824	$1,346,729

Non-PEO NEO Average Total Compensation Amount	$ 1,941,477	1,349,459	1,208,695	1,374,266
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,570,224	924,716	567,824	1,346,729
Adjustment to Non-PEO NEO Compensation Footnote

		PEO				Other Non-PEO NEOs (average)
		2023	2022	2021	2020	2023	2022	2021	2020
Summary Compensation Table (SCT) Total Compensation	(a)	$7,634,186	$4,707,758	$5,087,944	$4,909,345	$1,941,477	$1,349,459	$1,208,695	$1,374,266
SCT Change in Pension Value	(b)	—	—	—	—	—	—	—	—
CAP Pension Service Cost	(c)	—	—	—	—	—	—	—	—
SCT Stock and Option Awards Value	(d)	$4,751,899	$2,689,813	$3,878,199	$2,904,733	$792,526	$426,497	$599,125	$433,794
Fair Value as of Year-End of Equity Awards Granted during the Year	(e)	$6,062,451	$1,215,173	$963,615	$2,653,264	$1,050,723	$192,676	$120,928	$396,231
Fair value as of Vest Date of Equity Awards Granted during the Year	(f)	—	—	—	—	—	—	$12,889	—
Increase (Decrease) from Prior Year-End in Fair Value of Awards That Vested During the Year	(g)	$754,892	$(253,996)	$104,808	$(81,819)	$104,110	$(42,014)	$(17,898)	$(13,776)
Year-over-Year Increase (Decrease) in Fair Value of Unvested Awards Granted in Prior Years	(h)	$1,740,247	$(1,088,159)	$(1,100,085)	$124,099	$266,440	$(148,908)	$(106,829)	$23,802
Fair Value at the End of the Prior Year of Awards that Failed to Meet Vesting Conditions in the Year	(i)	—	—	—	—	—	—	$50,836	—
Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value of Total	(j)	—	—	—	—	—	—	—	—
Compensation Actually Paid (CAP) (k) = (a) - (b) + (c) –(d) + (e) + (f) + (g) + (h) - (i) + (j)	(k)	$11,439,878	$1,890,963	$1,178,083	$4,700,156	$2,570,224	$924,716	$567,824	$1,346,729
The amounts shown in column (e) represent the average, for each respective year, of the CAP for all non-PEO NEOs, equal to SCT Compensation, reduced by the grant date fair value of equity-based compensation as reported in columns (e) and (f) of the applicable Summary Compensation Table and the change in pension value as reported in column (h) of the applicable Summary Compensation Table; and increased (or decreased, as applicable) by the change in value of equity-based awards during the year (as of year-end, or upon vesting or forfeiture, if earlier) and the pension service cost (and prior service cost, if applicable) associated with any applicable defined benefit pension benefit. See details in the table for footnote 2.
For 2023, Mr. Clark was the only NEO with a defined benefit pension; however, both the change in his pension value as reported in column (h) of the Summary Compensation Table and the combined service and prior service costs for 2023 associated with his pension benefit were zero, having no impact on the calculation of his CAP. For 2022, 2021 and 2020, no non-PEO NEOs had a defined benefit pension; thus, there was no impact on the calculation of CAP.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

•	Adjusted Earnings Before Interest, Taxes, Depreciation and Amortization (Adjusted EBITDA)[1]
•	Return on Invested Capital (ROIC)[2]
•	Relative Total Shareholder Return (RTSR)[3]

Total Shareholder Return Amount	$ 59	27	68	105
Peer Group Total Shareholder Return Amount	108	102	151	123
Net Income (Loss)	$ (202,000,000.0)	$ (215,400,000)	$ (322,800,000)	$ (267,600,000)
Company Selected Measure Amount	180,400,000	43,400,000	(8,000,000.0)	35,700,000
PEO Name	Mr. Edwards
Additional 402(v) Disclosure	The amounts shown in column (f) represent the Company's Total Shareholder Return or cumulative growth of a hypothetical $100 investment in the Company made as of December 31, 2019, reflected as of the end of each respective year, and inclusive of the reinvestment of all dividends, where applicable.The amounts shown in column (h) represent the Company's net income (loss) as reflected in Item 8. Financial Statements and Supplementary Data - Consolidated Statements of Operations on page 48 in our Annual Report on Form 10-K for the fiscal year ended December 31, 2023.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Earnings Before Interest, Taxes, Depreciation and Amortization (Adjusted EBITDA)
Non-GAAP Measure Description	Adjusted EBITDA as our Company-Selected Measure, as described under “Annual Incentive Award” in the Executive Compensation Components section of the Compensation Discussion and Analysis. Additional information regarding the Adjusted EBITDA measure is also provided with the Financial Performance Measures list below. Adjusted EBITDA is defined as net income (loss) plus income tax expense (benefit), interest expense, net of interest income, depreciation and amortization (or “EBITDA”), as adjusted for items that management does not consider to be reflective of our core operating performance (including, but not limited to, restructuring costs, impairment charges, non-cash fair value adjustments and acquisition-related costs). Adjusted EBITDA, for AIP and pay versus performance disclosure purposes, for 2023 was adjusted for the impact of the United Autoworkers strike. The adjustment increased Adjusted EBITDA from $167.1 million to $180.4 million for purposes of AIP. Adjusted EBITDA is deemed by the Compensation Committee to be an appropriate objective measurement of the financial performance of the Company because it is an indicator of our strategy to achieve sustained profitable growth and align executive compensation with the interests of our stockholders over the long term. Further information regarding Adjusted EBITDA, including a description of the use of Adjusted EBITDA for NEO performance-based compensation for the most recently completed fiscal year is included under “Annual Incentive Award” under the Executive Compensation Components section.
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Invested Capital (ROIC)
Non-GAAP Measure Description	Return on Invested Capital (ROIC) is a non-GAAP financial measure defined as net operating profit after tax (NOPAT) plus joint venture earnings, including restructuring, divided by the five-quarter average of: (i) net working capital (the sum of net receivables, net inventory, and minimum cash minus current liabilities); plus (ii) net property, plant and equipment (PPE), joint venture investments and goodwill and intangibles. During the most recently completed fiscal year, ROIC was used as a financial measure within our long-term incentive compensation programs for NEOs, designed to motivate leadership to execute our long-term growth strategy while delivering consistently strong financial results. A description of the use of ROIC as a performance metric for NEO performance-based compensation for the most recently completed fiscal year is included under “Long-Term Incentive Compensation” under the Executive Compensation Components section.
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (RTSR)
Non-GAAP Measure Description	During the most recently completed fiscal year, Relative Total Shareholder Return (RTSR) was used, in addition to the ROIC performance metric, as a financial measure within our long-term incentive compensation programs for NEOs, which was designed to motivate leadership to execute our long-term growth strategy. A description of the use of RTSR as a performance metric for NEO performance-based compensation for the most recently completed fiscal year is included under “Long-Term Incentive Compensation” under the Executive Compensation Components section.
PEO | Edwards [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0
PEO | Edwards [Member] | Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Edwards [Member] | Equity Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,751,899	2,689,813	3,878,199	2,904,733
PEO | Edwards [Member] | Fair Value As Of Year-End Of Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,062,451	1,215,173	963,615	2,653,264
PEO | Edwards [Member] | Fair Value As Of Vest Date of Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Edwards [Member] | Increase (Decrease) From Prior Year-End In Fair Value Of Awards That Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	754,892	(253,996)	104,808	(81,819)
PEO | Edwards [Member] | Year-Over-Year Increase (Decrease) In Fair Value Of Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,740,247	(1,088,159)	(1,100,085)	124,099
PEO | Edwards [Member] | Fair Value At The End Of The Prior Year Of Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Edwards [Member] | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Of Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Equity Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	792,526	426,497	599,125	433,794
Non-PEO NEO | Fair Value As Of Year-End Of Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,050,723	192,676	120,928	396,231
Non-PEO NEO | Fair Value As Of Vest Date of Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	12,889	0
Non-PEO NEO | Increase (Decrease) From Prior Year-End In Fair Value Of Awards That Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	104,110	(42,014)	(17,898)	(13,776)
Non-PEO NEO | Year-Over-Year Increase (Decrease) In Fair Value Of Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	266,440	(148,908)	(106,829)	23,802
Non-PEO NEO | Fair Value At The End Of The Prior Year Of Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	50,836	0
Non-PEO NEO | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Of Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0